RIGHT-OF-USE-ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use-assets Net
SCHEDULE OF RIGHT OF USE ASSETS
Leased Properties
USD
At January 1, 2026	85,134
Depreciation charge for the period	(21,197)
Exchange difference	2,280
At June 30, 2026	66,217